Note 32 - Gains (Losses) on Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Gains (Losses) on Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net Abstract
(Loss) Gain from Foreign Currency Fowards Transactions	$ (296,182,000)	$ 84,561,000
(Loss) Gain from Debt and Equity Instuments	1,429,211,000	4,286,558,000
Interest Rate Swaps at Fair Value	(1,017,186,000)	(9,821,000)
Total Gains (Losses) on Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net	$ 115,843,000	$ 4,361,298,000